Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
INVENTORIES	NOTE 4 — INVENTORIES Inventories consist of the following:
	June 30,	December 31,
	2024	2023
Medicines, consumables and reagents for clinical and laboratory analyses	$102,825	$126,264
	$102,825	$126,264
NOTE 4 — INVENTORIES Inventories consist of the following:
	December 31,
	2023	2022
Medicines, consumables and reagents for clinical and laboratory analyses	$126,264	$46,910
	$126,264	$46,910